GA Computer Sciences Inc.
#349-6540 East Hastings Street
Burnaby, British Columbia
Canada, V5B 4Z5

Tel: (775) 881-3390
Fax: (604) 298-6308

September 6, 2005

VIA Courier & EDGAR

US SECURITIES AND EXCHANGE COMMISSION
OFFICE of SMALL BUSINESS
Attn: Russell Mancuso
Mail Stop 6010
100 F Street, N.E.
Washington, DC
USA

Re: GA Computer Sciences Inc. (the “Company”) - Form SB-2/A No. 3 Enclosed

The Company is submitting the enclosed Form SB-2 Amendment No. 3 registration statement to you. This amendment addresses the commission's concerns discovered in your recent review of the Company's SB-2/A No. 2 filing as described in your letter of August 12, 2005. Please find the enclosed three red lined hard and three clean copies for your review. The SEC file number is 333-124607. The documents are scheduled to be filed on EDGAR on September 6, 2005.

Also, please see our response memo attached to this letter. In this memo we identify each of the 3 comments that you outlined in your letter and explain how we addressed each issue or provided the requested supplemental information.

The new text additions have been red lined with the  tag on the official EDGAR filings and highlighted on the unofficial red lined PDF copy.

If you have any questions please don't hesitate to contact our securities lawyer Joseph I. Emas at 305 531-1174.

The Company hereby acknowledges that:

  The Company is responsible for the adequacy and accuracy of the disclosure in the filings;

  Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from talking any action with respect to the filing; and

  The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Yours truly,

GA Computer Sciences Inc.

Per:

/s/ Peter Hoyle

Peter Hoyle
President

Encls.

Response Memo to Letter of August 12, 2005

Risk Factors, page 6

We may have to write-off obsolete inventory....page 7

1. We note your response to prior comment 1. Please tell us specifically what differences exist between version 1.1.1 and 1.1.4.

In general, the differences that exist between version 1.1.1 and 1.1.4 are changes to resolve bugs discovered by testing groups and users. These bugs are mainly of the type regarding Microsoft Word import compatibility. The release notes on version 1.1.4 below indicate the specific differences between 1.1.3 and 1.1.4. The release notes for version 1.1.2 and version 1.1.3 are unavailable so these specific differences are now known only to the OpenOffice development team.

33795   api     Two dimension array aren't send properly from basic to java
30208   Chart   trying to insert a chart crashes OO.o (while using Chart Aut
32583   Chart   XML Import ignores chart:class attribute at chart:series ele
28459   Database        Report Autopilot Doesn't Format Date Fields
28663   Drawing         PDF export produces weird looking PDFs
36356   framewor        saving file fails
28330   framewor        Cannot build the debug version of desktop project
17404   gsl     Traditional Chinese Characters cannot be properly appeared i
34253   gsl     Window group hint set to None on document frames
30481   Installa        updating 1.1.1 to 1.1.2 corrupts uninstall setup
36230   Installa        Remove cinema for 1.1.4
27765   Installa        many old readme on source
30731   Installa        Gnome2.6 menu entries for OOo
30430   Installa        Needs more room to show entire texts.
36472   Installa        failed to copy oo_product.bmp
34685   l10n    CTL script classification not properly assigned to all langu
32985   l10n    setofficelang should be able to show current language and in
34210   l10n    translation exceeds 64K limit of ressource compiler
34603   l10n    Support more CTL languages
35841   l10n    Bad encoding for Galician
36183   l10n    Wrong Start Day Of Week for Russian OOo
28925   l10n    UI.xcu and Error: "Unknown language code:
35665   porting         Wrong INCLUDE path for external modules (for 1.1.x)
35668   porting         dtrans needs unotools/...
28715   Spreadsh        Large Spreadsheets hanging after Scrolling
30021   Spreadsh        Incorrect conversion by CONVERT_ADD function for m3 / yd3
35121   Spreadsh        Patch for i3875 back-ported to OpenOffice_1_1_3
35124   Spreadsh        Patch for i12313 back-ported to OpenOffice_1_1_3
35126   Spreadsh        Patch for i27955 back-ported to OpenOffice_1_1_3
29137   tools   msfontextract has dependencies on sal and soltools
33228   tools   rsc2 breaks in module sc
33117   tools   Self-extracting installer for OpenOffice.org 1.x Windows
32388   tools   Unused STLport 4.5.3, unnecessary IRIXGCC* moz zip files
33628   ucb     OOo's HTTP/WebDAV implementation does not support IPv6
33611   ui      ToolBox items with style "Symbol" shouldn't support XAccessi
22796   ui      Toolbar button is focused when clicking in document
33129   ui      AccessibleText.getAtIndex(int part, int index) not Java-lik
35259   utilitie        icu/convert.sh not executable / W32-tcsh build fails
30691   Word pro        Word document crashes OOo 1.1.2
30841   Word pro        OOo crashes while opening attached document
37127   Word pro        OOo crashes opening this word document
27534   Word pro        Outline numbering on custom heading styles not retained
32819   Word pro        corruption of date field
32874   Word pro        Incorrectly marked VISIBLE and SHOWING items
26308   Word pro        Hang with MS Word Document
27243   Word pro        swriter crashes after loading file
29004   Word pro        Doc crashes OOs 1.1.1 on Windows XP and Redhat 9.0
29731   Word pro        MS Word Import: Crashing doc file.
30074   Word pro        MS Word Import: OOo1.1.2rc3 freezing doc file
31744   Word pro        loss of style settings
32632   Word pro        Crash when opening specific word documents containing input
32658   Word pro        [Edit]->[Change]->[Show] produce wrong numbering output.
32936   Word pro        Crash when opening word doc with textform field
33284   Word pro        OOo Writer hangs with MS Word .DOT -files
33780   Word pro        Crash on attempt to change hyperlink for image
33980   Word pro        patch to fix major breakage post ab05vba merge to 645
34849   Word pro        MS Word Import: OOo1.1.3rc crasher
35567   Word pro        OO crashes when opening the attached document
30171   Word pro        Update Links dialog prompt when doc opened programatically
36613   Word pro        thiz word document crashes openoffice
26771   Word pro        OOo freezes when opening a .doc that has been converted from
27373   Word pro        wrong numbering in word document - regression
30465   Word pro        Unicode characters 1E8X - 1FXX spaced incorrectly
27102   Word pro        Drag and drop hyperlinks from navigator is broken in 1.1.1rc
31292   Word pro        OOo 1.1.2 Writer crashes opening several Word Documents
31297   Word pro        problem with import doc document
31347   Word pro        Error opening MS Word documents
31552   Word pro        Lockup on MS Word import
31777   Word pro        layout-cache error
33143   Word pro        Empty paragraph on second level also counted
33317   Word pro        ooo crashes when insert hidden section
33424   Word pro        OOo crashes opening DOC
33577   Word pro        crash when deleting text and drawing inside box inside tabl
34023   Word pro        Trying to import a ms doc freezes Writer
34717   Word pro        Crash opening .doc file
35476   Word pro        Crash when importing MS Word 97 file
34607   Word pro        Incorrect display of Khmer Language while Typing
35003   Word pro        writer crashes with this document
36267   Word pro        Tools->Outline numbering not working with custom styles
27536   Word pro        Graphic link inside table behavior change
32922   xml     DTD includes wrong definition "style:family" in "number:numb

Description of Business, page 29

Business of Issuer, page 29

2. We note your response to prior comment 6, and your disclosure on page 31. Please tell us the nature of your testing of download times and why that testing forms a reasonable basis to support the statement that “high-speed downloads are often limited by speed of the download server and typically take about 60 minutes to download on a high-speed internet connection.

We have re-reviewed our testing procedure and retested the downloads from websites located in English speaking locations including USA, UK, Canada and Australia. Our previous results were skewed by poor download rates from locations in South America and Eastern Europe that do not properly represent the speed that users can expect to download the software from the OpenOffice download servers in English speaking locations.

Our download test was perform on a consumer grade ADSL connection rated at a maximum speed of 1.5 Mbps (mega bits per second) . The new results of our testing indicates that download servers in the above mentioned English speaking locations are able to support sustained download rates of 1.5 Mbps(mega bits per second). This means that in most cases user can expect to download the software within 6 to 7 minutes.

Because of these new results we have removed the statement that “high-speed downloads are often limited by the speed of the download server and typically takes about 60 minutes to download on a high-speed internet connection”.

3. We note your response to prior comment 2. If you choose to continue to cite third-party web sites in your registration statement, you must file all hyperlinked information as part of your registration statement and may not disclaim responsibility for the cited web sites' contents. See footnote 41 of Release No. 33-7856.

We have removed all hyperlinks to third-party web sites from the registration statement and remove the disclosure where we previously disclaimed responsibility from the contents of these third-party web sites.